Profit appropriation and restricted net assets - Condensed Statements of Operations and Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Sales and marketing expenses	$ (13,279)	$ (3,430)
Product development expenses	(2,865)	(135)
General and administrative expenses	(8,068)	(1,685)
Share of income/(loss) of discontinued operations	(29,712)	22,929	$ 21,241
Total operating expenses	(24,212)	(5,250)
Loss from operations	(12,358)	(4,592)
Loss before income tax expenses	(12,784)	(4,091)
Income tax expenses	(60)	(100)
Net loss from continuing operations	(12,844)	(4,191)
Net income/(loss) from discontinuing operations	29,712	(22,929)	(21,241)
Net income/(loss), all attributable to the Company's ordinary shareholders	(42,556)	18,738	21,241
Comprehensive income/(loss):
Net income/(loss)	(42,556)	18,738	21,241
Other comprehensive income/(loss)
Foreign currency translation adjustments	9,082	(4,324)	(11,556)
Total comprehensive income/(loss)	(36,201)	14,414	9,685
Condensed
Operating expenses:
Sales and marketing expenses	(55)	0	0
Product development expenses	(1,240)	0	0
General and administrative expenses	(2,480)	(850)	0
Share of income/(loss) of subsidiaries and the VIEs	(8,060)	(3,687)	0
Total operating expenses	(11,835)	(4,537)	0
Loss from operations	(11,835)	(4,537)	0
Others	(1,008)	363	0
Loss before income tax expenses	(12,843)	(4,174)	0
Income tax expenses	(1)	(17)	0
Net loss from continuing operations	(12,844)	(4,191)	0
Net income/(loss) from discontinuing operations	(29,712)	22,929	21,241
Net income/(loss), all attributable to the Company's ordinary shareholders	(42,556)	18,738	21,241
Comprehensive income/(loss):
Net income/(loss)	(42,556)	18,738	21,241
Other comprehensive income/(loss)
Foreign currency translation adjustments	9,082	(4,324)	(11,556)
Reclassification of exchange differences on translation of operations to consolidated statement of operations	(2,727)	0	0
Total comprehensive income/(loss)	$ (36,201)	$ 14,414	$ 9,685